Accounts receivable and unbilled receivable (Details) - Schedule of Accounts Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Shedule of Accounts Receivables [Abstract]
Accounts receivables	$ 3,659	$ 3,117
Unbilled receivables	804	428
Total	$ 4,463	$ 3,545